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MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Strategic Municipal Allocation Fund

MAINSTAY FUNDS TRUST

MainStay MacKay Strategic Municipal Allocation Fund

(the “Fund”)

Supplement dated June 10, 2022 (“Supplement”) to the

Summary Prospectus and Prospectus,

each dated, August 28, 2021, as supplemented,

and

Statement of Additional Information, dated February 28, 2022, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectus and SAI.

The following changes are effective August 10, 2022:

1.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

MainStay MacKay Strategic Municipal Allocation Fund

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Strategic Municipal Allocation Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		2.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Strategic Municipal Allocation Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	none	none
Other Expenses		0.33%	0.59%	0.59%	0.36%	0.37%
Total Annual Fund Operating Expenses		0.98%	1.24%	1.49%	0.76%	0.77%
Waivers / Reimbursements	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.27%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	0.77%	1.03%	1.28%	0.55%	0.50%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class R6, 0.50%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Assuming redemption at end of period
Expense Example - MainStay MacKay Strategic Municipal Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
1 Year	$ 376	$ 352	$ 230	$ 56	$ 51
3 Years	582	613	450	222	219
5 Years	806	894	793	402	401
10 Years	$ 1,447	$ 1,694	$ 1,694	$ 923	$ 929

Assuming no redemption
Expense Example No Redemption	MainStay MacKay Strategic Municipal Allocation Fund Class C USD ($)
1 Year	$ 130
3 Years	450
5 Years	793
10 Years	$ 1,694

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.